Offerings	May 27, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 4,596,248.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 634.74
Offering Note	(1) Pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3, this information is not required to be included. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement, as shall have an aggregate initial offering price of up to $250,000,000. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. In addition, the total amount to be registered and the proposed maximum offering price are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. (2) Units may be issued under a unit agreement and will represent an interest in one or more securities registered under this registration statement including shares of common stock or preferred stock, debt securities or warrants, in any combination, which may or may not be separable from one another. (3) Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $5,375,770 of unsold securities (the "Unsold Securities") previously registered pursuant to the Registration Statement on Form S-3 (File No. 333-285703), which was declared effective on May 8, 2025 (the "Prior Registration Statement"). In connection with the filing of the Prior Registration Statement, the registrant paid a filing fee of $823.03 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). The filing fee associated with the offering of the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. The registrant is also registering new securities on this registration statement with an aggregate initial offering price of $244,624,230 (the "New Securities"), which aggregate offering price is not specified as to each class of securities. The filing fee for the New Securities is $33,782.61. The registrant paid $33,147.86 in connection with the initial filing of this registration statement on May 12, 2026, and is paying the $634.75 balance of this filing fee in connection with the filing of this Amendment No. 1 to the registration statement. The registrant does not intend to sell any Unsold Securities pursuant to the Prior Registration Statement after the date hereof. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-285703
Carry Forward Initial Effective Date	May 08, 2025
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-285703
Carry Forward Initial Effective Date	May 08, 2025
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-285703
Carry Forward Initial Effective Date	May 08, 2025
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-285703
Carry Forward Initial Effective Date	May 08, 2025
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-285703
Carry Forward Initial Effective Date	May 08, 2025
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 5,375,770.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-285703
Carry Forward Initial Effective Date	May 08, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 823.03
Offering: 13
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 14
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Offering: 15
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Offering: 16
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 17
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 18
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 240,027,982.00
Amount of Registration Fee	$ 33,147.86
Offering Note	(1) Pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3, this information is not required to be included. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement, as shall have an aggregate initial offering price of up to $250,000,000. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. In addition, the total amount to be registered and the proposed maximum offering price are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. (2) Units may be issued under a unit agreement and will represent an interest in one or more securities registered under this registration statement including shares of common stock or preferred stock, debt securities or warrants, in any combination, which may or may not be separable from one another. (3) Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $5,375,770 of unsold securities (the "Unsold Securities") previously registered pursuant to the Registration Statement on Form S-3 (File No. 333-285703), which was declared effective on May 8, 2025 (the "Prior Registration Statement"). In connection with the filing of the Prior Registration Statement, the registrant paid a filing fee of $823.03 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). The filing fee associated with the offering of the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. The registrant is also registering new securities on this registration statement with an aggregate initial offering price of $244,624,230 (the "New Securities"), which aggregate offering price is not specified as to each class of securities. The filing fee for the New Securities is $33,782.61. The registrant paid $33,147.86 in connection with the initial filing of this registration statement on May 12, 2026, and is paying the $634.75 balance of this filing fee in connection with the filing of this Amendment No. 1 to the registration statement. The registrant does not intend to sell any Unsold Securities pursuant to the Prior Registration Statement after the date hereof. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.